Document and Entity Information	Aug. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-01665
Entity Registrant Name	KINGSTONE COMPANIES, INC.
Entity Central Index Key	0000033992
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2476480
Entity Address, Address Line One	15 Joys Lane
Entity Address, City or Town	Kingston
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12401
City Area Code	845
Local Phone Number	802-7900
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	KINS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false